FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK ("First Ameritas")
                FIRST AMERITAS VARIABLE ANNUITY SEPARATE ACCOUNT
                              ("Separate Account")

                                  Supplement to
                            OVERTURE Annuity III-Plus
                          Prospectus Dated May 1, 2003
                          Supplement Dated May 1, 2008

Effective May 1, 2008, the Alger American Fund changed the name of the following Alger portfolio, which is available through subaccounts of the Separate Account:

   ---------------------------------------------------- ------------------------------------------------------
                  Former Portfolio Name                            New Name Effective May 1, 2008
   ---------------------------------------------------- ------------------------------------------------------
   Alger American Leveraged AllCap Portfolio, Class O   Alger American Capital Appreciation Portfolio, Class O
   ---------------------------------------------------- ------------------------------------------------------

Therefore, all references to this portfolio in the product prospectus are changed to the new name effective May 1, 2008.

All other provisions of your prospectus remain as stated in your Policy and prospectus.

Please see the fund's Alger American Capital Appreciation Portfolio prospectus for more information.

               This Supplement should be retained with the current
                 prospectus for your variable Policy issued by
                First Ameritas Life Insurance Corp. of New York.
             If you do not have a current prospectus, please contact
                       First Ameritas at 1-800-745-1112.